Leases and Right-of-Use-Assets - Schedule of Information Related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information Related to Operating Leases [Abstract]
Cash payments for operating leases	$ 561,150	$ 338,233	$ 355,541